BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Schedule of reconciliation of Class A ordinary shares subject to redemption reflected in the balance sheet

Class A ordinary shares subject to possible redemption — January 1, 2023	$234,364,451
Less:
Redemption of ordinary shares	(208,978,864)
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	6,054,941
Class A ordinary shares subject to possible redemption — December 31, 2023	$31,440,528
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	495,617
Class A ordinary shares subject to possible redemption — March 31, 2024	$31,936,145
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	494,295
Class A ordinary shares subject to possible redemption — June 30, 2024	$32,430,440

Class A ordinary shares subject to possible redemption — January 1, 2023	$234,364,451
Less:
Redemption of ordinary shares	(208,978,864)
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	6,054,941
Class A ordinary shares subject to possible redemption — December 31, 2023	$31,440,528

Schedule of calculation of basic and diluted net income per ordinary share

The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months		For the Six Months Ended
	Ended June 30,		June 30,
	2024	2023	2024	2023
Class A Ordinary Shares subject to possible redemption
Numerator: Net (loss) income allocable to Class A ordinary shares (Redeemable)	$(436,338)	$1,389,999	$(675,299)	$2,603,298
Denominator: Weighted Average Class A ordinary shares (Redeemable)
Basic and diluted weighted average shares outstanding	2,846,071	4,951,910	2,846,071	2,503,465
Basic and diluted net (loss) income per share	$(0.15)	$0.28	$(0.24)	$1.04

Class A (non-redeemable) and Class B Ordinary Shares
Numerator: Net (loss) income allocable to Class A ordinary shares (non-redeemable) and Class B ordinary shares	(881,545)	280,359	(1,364,327)	525,079
Denominator:
Weighted Average Class A (non-redeemable) and Class B ordinary shares — Basic and diluted weighted average shares outstanding	5,750,000	998,788	5,750,000	504,943
Basic and diluted net (loss) income per share	$(0.15)	$0.28	$(0.24)	$1.04

	For the Year
	Ended December 31,
	2023	2022
Class A Ordinary Shares subject to possible redemption
Numerator: Net income allocable to Class A ordinary shares (Redeemable)	$2,528,027	$7,429,442
Denominator: Weighted Average Class A ordinary shares (Redeemable)
Basic and diluted weighted average shares outstanding	9,753,411	23,000,000
Basic and diluted net income per share	$0.26	$0.32
Class A (non-redeemable) and Class B Ordinary Shares
Numerator: Net income allocable to Class A ordinary shares (non-redeemable) and Class B ordinary shares	1,490,366	1,857,361
Denominator:
Weighted Average Class A (non-redeemable) and Class B ordinary shares — Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income per share	$0.26	$0.32